The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

February 28, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1933 Act Registration No. 333-169226

1940 Act Registration No. 811-22468

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), we are transmitting for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 42, and for filing under the Investment Company Act of 1940, as amended, Amendment No. 45 to the Registration Statement on Form N-1A (the “Amendment”) of the Trust.

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to 1) update certain financial information, including expenses and fee information; 2) file required exhibits; and 3) make certain other non-material changes to the Prospectus and Statement of Additional Information for the Funds. The Amendment does not contain disclosure that would render it ineligible to become effective on February 28, 2017 pursuant to Rule 485(b).

Please direct any questions to the undersigned at (312) 557-3948.

Sincerely,
Ashmore Funds

/s/ Owen T. Meacham
Owen T. Meacham
Assistant Secretary of the Trust

Enclosures